Other current and non-current non-financial assets (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other non-financials asset [Abstract]
Opening balance	$ 17,883	$ 18,654	$ 26,189
Change in assets for exploration and evaluation of mineral resources
Additions	8,071	0	0
Short-term reclassifications	83	(526)	(1,311)
Increase (decrease) due to transfers and other charges	715	(245)	(6,224)
Total changes	8,869	(771)	(7,535)
Total	$ 26,752	$ 17,883	$ 18,654